Variable Interest Entity (Details) - Schedule of consolidated financial statements - USD ($)		Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Previously Reported [Member]
Condensed Financial Statements, Captions [Line Items]
Inventory, net	[1]			$ 340,000
Accounts receivable, net	[1]
Total current assets		$ 8,490,725		3,933,047
Goodwill		1,190,000		5,855,748
Total assets		13,876,156		16,070,008
Accounts payable and accrued expenses		3,124,652		754,850
Total current liabilities		5,546,617		1,558,821
Total liabilities		10,544,487		2,335,588
Additional paid-in capital		24,622,355		16,246,645
Non-controlling interests in consolidated variable interest entity				1,294,846
Total shareholders’ equity				13,734,420
Total liabilities and shareholders’ equity		13,876,156		16,070,008
Non-controlling Interest Adjustment [Member]
Condensed Financial Statements, Captions [Line Items]
Inventory, net	[1]			768,633
Accounts receivable, net	[1]			113,599
Total current assets				882,232
Goodwill				(1,192,234)
Total assets				(310,002)
Accounts payable and accrued expenses				337,386
Total current liabilities				337,386
Total liabilities				337,386
Additional paid-in capital			$ 647,458	647,458
Non-controlling interests in consolidated variable interest entity				(1,294,846)
Total shareholders’ equity				(647,388)
Total liabilities and shareholders’ equity				(310,002)
Revised [Member]
Condensed Financial Statements, Captions [Line Items]
Inventory, net	[1],[2]			1,108,633
Accounts receivable, net	[1],[2]			113,599
Total current assets		8,490,725		4,815,279	[2],[3],[4]
Goodwill		1,190,000		4,663,514	[2],[3],[4]
Total assets		13,876,156		15,760,006	[2],[3],[4]
Accounts payable and accrued expenses		3,124,652		1,092,236	[2],[3],[4]
Total current liabilities		5,546,617		1,896,207	[2],[3],[4]
Total liabilities		9,694,026		2,672,974	[2],[3],[4]
Additional paid-in capital		25,981,647		16,894,103	[2],[3],[4]
Non-controlling interests in consolidated variable interest entity	[2],[3],[4]
Total shareholders’ equity	[2],[3],[4]			13,087,032
Total liabilities and shareholders’ equity		$ 13,876,156		$ 15,760,006	[2],[3],[4]

[1]	The Company does not own the VIE’s portion of this asset. Amounts relating to the VIE are accounts receivable, net of $113,599 and inventory, net of $768,633.
[2]	There was no impact to the Company’s consolidated statements of operations.
[3]	There was no impact to the Company’s consolidated statements of operations.
[4]	There was no impact to the Company’s consolidated statements of operations.